Goldman Sachs High Yield Floating Rate Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	61 Months Ended	80 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.03%	5.72%			5.33%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	(0.39%)	1.36%	1.36%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.02%	4.89%			4.61%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.49%	2.31%			2.15%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	2.59%			2.43%